Supplemental Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Guarantor Information [Abstract]
Schedule of Condensed Balance Sheet
Condensed Consolidating Balance Sheet

December 31, 2016
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Co-Issuer	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$222.7	$3.1	$37.9	$—	$—	$263.7
Accounts receivable, net	—	—	1,904.9	263.7	—	—	2,168.6
Merchandise inventory	—	—	390.6	61.4	—	—	452.0
Miscellaneous receivables	—	92.6	130.1	12.2	—	—	234.9
Prepaid expenses and other	—	14.3	69.0	35.6	—	—	118.9
Total current assets	—	329.6	2,497.7	410.8	—	—	3,238.1
Property and equipment, net	—	105.6	49.3	8.8	—	—	163.7
Goodwill	—	751.8	1,439.0	264.2	—	—	2,455.0
Other intangible assets, net	—	291.5	565.1	199.0	—	—	1,055.6
Other assets	3.2	19.4	248.2	1.5	—	(236.3)	36.0
Investment in and advances to subsidiaries	1,042.3	3,026.5	—	—	—	(4,068.8)	—
Total Assets	$1,045.5	$4,524.4	$4,799.3	$884.3	$—	$(4,305.1)	$6,948.4
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable-trade	$—	$25.9	$895.3	$151.7	$—	$—	$1,072.9
Accounts payable-inventory financing	—	1.2	559.5	19.7	—	—	580.4
Current maturities of long-term debt	—	14.9	3.6	—	—	—	18.5
Deferred revenue	—	—	100.8	71.8	—	—	172.6
Accrued expenses	—	173.9	214.8	47.7	—	(0.1)	436.3
Total current liabilities	—	215.9	1,774.0	290.9	—	(0.1)	2,280.7
Long-term liabilities:
Debt	—	3,136.3	12.1	67.5	—	—	3,215.9
Deferred income taxes	—	99.1	205.4	67.9	—	(3.2)	369.2
Other liabilities	—	30.8	3.6	235.7	—	(233.0)	37.1
Total long-term liabilities	—	3,266.2	221.1	371.1	—	(236.2)	3,622.2
Total stockholders’ equity	1,045.5	1,042.3	2,804.2	222.3	—	(4,068.8)	1,045.5
Total Liabilities and Stockholders’ Equity	$1,045.5	$4,524.4	$4,799.3	$884.3	$—	$(4,305.1)	$6,948.4

Condensed Consolidating Balance Sheet

December 31, 2015
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Assets
Current assets:
Cash and cash equivalents	$—	$45.1	$—	$31.9	$—	$(39.4)	$37.6
Accounts receivable, net	—	—	1,788.6	228.8	—	—	2,017.4
Merchandise inventory	—	—	340.3	52.8	—	—	393.1
Miscellaneous receivables	—	83.7	90.1	24.6	—	—	198.4
Prepaid expenses and other	—	13.0	50.4	84.0	—	(3.1)	144.3
Total current assets	—	141.8	2,269.4	422.1	—	(42.5)	2,790.8
Property and equipment, net	—	110.0	54.1	11.3	—	—	175.4
Goodwill	—	751.8	1,439.0	309.6	—	—	2,500.4
Other intangible assets, net	—	306.0	704.9	265.5	—	—	1,276.4
Other assets	3.8	17.3	263.0	3.0	—	(274.8)	12.3
Investment in and advances to subsidiaries	1,092.1	3,302.0	—	—	—	(4,394.1)	—
Total Assets	$1,095.9	$4,628.9	$4,730.4	$1,011.5	$—	$(4,711.4)	$6,755.3
Liabilities and Stockholders’ Equity
Current liabilities:
Accounts payable-trade	$—	$31.0	$727.4	$147.5	$—	$(39.4)	$866.5
Accounts payable-inventory financing	—	—	428.4	11.4	—	(0.2)	439.6
Current maturities of long-term debt	—	15.4	—	11.8	—	—	27.2
Deferred revenue	—	—	77.4	74.5	—	—	151.9
Accrued expenses	—	156.0	190.9	58.6	—	(3.4)	402.1
Total current liabilities	—	202.4	1,424.1	303.8	—	(43.0)	1,887.3
Long-term liabilities:
Debt	—	3,156.5	—	76.0	—	—	3,232.5
Deferred income taxes	—	117.3	272.8	83.4	—	(3.9)	469.6
Other liabilities	—	60.7	2.9	276.8	—	(270.4)	70.0
Total long-term liabilities	—	3,334.5	275.7	436.2	—	(274.3)	3,772.1
Total stockholders’ equity	1,095.9	1,092.0	3,030.6	271.5	—	(4,394.1)	1,095.9
Total Liabilities and Stockholders’ Equity	$1,095.9	$4,628.9	$4,730.4	$1,011.5	$—	$(4,711.4)	$6,755.3

Schedule of Condensed Income Statement
Consolidating Statement of Operations

Year Ended December 31, 2016
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$12,619.3	$1,362.6	$—	$—	$13,981.9
Cost of sales	—	—	10,514.4	1,140.3	—	—	11,654.7
Gross profit	—	—	2,104.9	222.3	—	—	2,327.2
Selling and administrative expenses	—	114.8	1,057.4	172.9	—	—	1,345.1
Advertising expense	—	—	157.2	5.7	—	—	162.9
Income (loss) from operations	—	(114.8)	890.3	43.7	—	—	819.2
Interest (expense) income, net	—	(145.8)	6.7	(7.4)	—	—	(146.5)
Net loss on extinguishments of long-term debt	—	(2.1)	—	—	—	—	(2.1)
Other income (expense), net	—	0.2	1.0	0.6	—	—	1.8
Income (loss) before income taxes	—	(262.5)	898.0	36.9	—	—	672.4
Income tax benefit (expense)	—	79.9	(319.9)	(8.0)	—	—	(248.0)
Income (loss) before equity in earnings of subsidiaries	—	(182.6)	578.1	28.9	—	—	424.4
Equity in earnings of subsidiaries	424.4	607.0	—	—	—	(1,031.4)	—
Net income	$424.4	$424.4	$578.1	$28.9	$—	$(1,031.4)	$424.4

Consolidating Statement of Operations

Year Ended December 31, 2015
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$12,151.2	$837.5	$—	$—	$12,988.7
Cost of sales	—	—	10,158.6	714.3	—	—	10,872.9
Gross profit	—	—	1,992.6	123.2	—	—	2,115.8
Selling and administrative expenses	—	114.5	1,020.9	90.6	—	—	1,226.0
Advertising expense	—	—	143.2	4.6	—	—	147.8
(Loss) income from operations	—	(114.5)	828.5	28.0	—	—	742.0
Interest (expense) income, net	—	(158.3)	2.3	(3.5)	—	—	(159.5)
Net loss on extinguishments of long-term debt	—	(24.3)	—	—	—	—	(24.3)
Management fee	—	4.2	—	(4.2)	—	—	—
Gain on remeasurement of equity investment	—	—	—	98.1	—	—	98.1
Other (expense) income, net	—	(11.1)	1.6	0.2	—	—	(9.3)
(Loss) income before income taxes	—	(304.0)	832.4	118.6	—	—	647.0
Income tax benefit (expense)	—	103.3	(307.2)	(40.0)	—	—	(243.9)
(Loss) income before equity in earnings of subsidiaries	—	(200.7)	525.2	78.6	—	—	403.1
Equity in earnings of subsidiaries	403.1	603.8	—	—	—	(1,006.9)	—
Net income	$403.1	$403.1	$525.2	$78.6	$—	$(1,006.9)	$403.1

Consolidating Statement of Operations

Year Ended December 31, 2014
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net sales	$—	$—	$11,542.3	$532.2	$—	$—	$12,074.5
Cost of sales	—	—	9,684.9	468.3	—	—	10,153.2
Gross profit	—	—	1,857.4	63.9	—	—	1,921.3
Selling and administrative expenses	—	112.8	962.3	35.2	—	—	1,110.3
Advertising expense	—	—	134.0	4.0	—	—	138.0
(Loss) income from operations	—	(112.8)	761.1	24.7	—	—	673.0
Interest (expense) income, net	—	(197.7)	0.1	0.3	—	—	(197.3)
Net loss on extinguishments of long-term debt	—	(90.7)	—	—	—	—	(90.7)
Management fee	—	3.9	—	(3.9)	—	—	—
Other income, net	—	1.2	1.5	—	—	—	2.7
(Loss) income before income taxes	—	(396.1)	762.7	21.1	—	—	387.7
Income tax benefit (expense)	—	141.0	(278.1)	(5.7)	—	—	(142.8)
(Loss) income before equity in earnings of subsidiaries	—	(255.1)	484.6	15.4	—	—	244.9
Equity in earnings of subsidiaries	244.9	500.0	—	—	—	(744.9)	—
Net income	$244.9	$244.9	$484.6	$15.4	$—	$(744.9)	$244.9

Schedule of Condensed Comprehensive Income (Loss)
Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2016
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income (loss)	$345.9	$345.9	$578.1	$(49.6)	$—	$(874.4)	$345.9

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2015
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$358.6	$358.6	$525.2	$34.1	$—	$(917.9)	$358.6

Condensed Consolidating Statement of Comprehensive Income

Year Ended December 31, 2014
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Comprehensive income	$234.6	$234.6	$484.6	$5.1	$—	$(724.3)	$234.6

Schedule of Condensed Cash Flow Statement
Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2016
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(158.5)	$695.5	$56.1	$—	$10.9	$604.0
Cash flows from investing activities:
Capital expenditures	—	(50.9)	(7.6)	(5.0)	—	—	(63.5)
Premium payments on interest rate cap agreements	—	(2.4)	—	—	—	—	(2.4)
Net cash used in investing activities	—	(53.3)	(7.6)	(5.0)	—	—	(65.9)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	329.6	—	9.2	—	—	338.8
Repayments of borrowings under revolving credit facility	—	(329.6)	—	(9.2)	—	—	(338.8)
Repayments of long-term debt	—	(15.2)	—	(5.4)	—	—	(20.6)
Proceeds from the issuance of long-term debt	—	1,483.0	—	—	—	—	1,483.0
Payments to extinguish long-term debt	—	(1,490.4)	—	—	—	—	(1,490.4)
Net change in other long-term obligation	—	—	15.7	—	—	—	15.7
Payment of debt financing costs	—	(4.5)	—	(1.4)	—	—	(5.9)
Net change in accounts payable-inventory financing	—	1.5	131.0	11.1	—	—	143.6
Proceeds from stock option exercises	—	7.4	—	—	—	—	7.4
Proceeds from Coworker stock purchase plan	—	9.3	—	—	—	—	9.3
Repurchases of common stock	(367.4)	—	—	—	—	—	(367.4)
Dividends	(78.7)	—	—	—	—	—	(78.7)
Principal payments under capital lease obligations	—	—	1.0	(1.6)	—	—	(0.6)
Repayment of intercompany loan	—	—	40.4	(40.4)	—	—	—
Distributions and advances from (to) affiliates	446.1	398.3	(872.9)	—	—	28.5	—
Net cash provided by (used in) financing activities	—	389.4	(684.8)	(37.7)	—	28.5	(304.6)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(7.4)	—	—	(7.4)
Net increase (decrease) in cash and cash equivalents	—	177.6	3.1	6.0	—	39.4	226.1
Cash and cash equivalents – beginning of period	—	45.1	—	31.9	—	(39.4)	37.6
Cash and cash equivalents – end of period	$—	$222.7	$3.1	$37.9	$—	$—	$263.7

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2015
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$0.5	$(18.1)	$350.0	$27.9	$—	$(82.8)	$277.5
Cash flows from investing activities:
Capital expenditures	—	(75.4)	(11.6)	(3.1)	—	—	(90.1)
Acquisition of business, net of cash acquired	—	—	—	(263.8)	—	—	(263.8)
Premium payments on interest rate cap agreements	—	(0.5)	—	—	—	—	(0.5)
Net cash used in investing activities	—	(75.9)	(11.6)	(266.9)	—	—	(354.4)
Cash flows from financing activities:
Proceeds from borrowings under revolving credit facility	—	314.5	—	—	—	—	314.5
Repayments of borrowings under revolving credit facility	—	(314.5)	—	—	—	—	(314.5)
Repayments of long-term debt	—	(15.4)	—	(17.4)	—	—	(32.8)
Proceeds from issuance of long-term debt	—	525.0	—	—	—	—	525.0
Payments to extinguish long-term debt	—	(525.3)	—	—	—	—	(525.3)
Payment of debt financing costs	—	(6.8)	—	—	—	—	(6.8)
Net change in accounts payable-inventory financing	—	—	96.1	(0.2)	—	—	95.9
Proceeds from stock option exercises	—	2.4	—	—	—	—	2.4
Proceeds from Coworker stock purchase plan	—	8.7	—	—	—	—	8.7
Repurchases of common stock	(241.3)	—	—	—	—	—	(241.3)
Dividends paid	(52.9)	—	—	—	—	—	(52.9)
Excess tax benefits from equity-based compensation	—	0.6	—	—	—	—	0.6
Advances to/from affiliates	293.7	(196.5)	(434.5)	267.4	—	69.9	—
Net cash provided by (used in) financing activities	(0.5)	(207.3)	(338.4)	249.8	—	69.9	(226.5)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(3.5)	—	—	(3.5)
Net increase (decrease) in cash and cash equivalents	—	(301.3)	—	7.3	—	(12.9)	(306.9)
Cash and cash equivalents – beginning of period	—	346.4	—	24.6	—	(26.5)	344.5
Cash and cash equivalents – end of period	$—	$45.1	$—	$31.9	$—	$(39.4)	$37.6

Condensed Consolidating Statement of Cash Flows

Year Ended December 31, 2014
(in millions)	Parent Guarantor	Subsidiary Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiary	Co-Issuer	Consolidating Adjustments	Consolidated
Net cash (used in) provided by operating activities	$—	$(120.4)	$547.7	$11.8	$—	$(4.1)	$435.0
Cash flows from investing activities:
Capital expenditures	—	(47.9)	(7.1)	—	—	—	(55.0)
Payment for equity investments	—	(86.8)	—	—	—	—	(86.8)
Payment of accrued charitable contribution related to the MPK Coworker Incentive Plan II	—	(20.9)	—	—	—	—	(20.9)
Premium payments on interest rate cap agreements	—	(2.1)	—	—	—	—	(2.1)
Net cash used in investing activities	—	(157.7)	(7.1)	—	—	—	(164.8)
Cash flows from financing activities:
Repayments of long-term debt	—	(15.4)	—	—	—	—	(15.4)
Proceeds from issuance of long-term debt	—	1,175.0	—	—	—	—	1,175.0
Payments to extinguish long-term debt	—	(1,299.0)	—	—	—	—	(1,299.0)
Payment of debt financing costs	—	(21.9)	—	—	—	—	(21.9)
Net change in accounts payable-inventory financing	—	—	75.5	—	—	—	75.5
Proceeds from stock option exercises	—	1.3	—	—	—	—	1.3
Proceeds from Coworker stock purchase plan	—	5.8	—	—	—	—	5.8
Dividends paid	(33.6)	—	—	—	—	—	(33.6)
Excess tax benefits from equity-based compensation	—	0.3	—	—	—	—	0.3
Advances to/from affiliates	33.6	581.9	(616.1)	0.6	—	—	—
Net cash provided by (used in) financing activities	—	428.0	(540.6)	0.6	—	—	(112.0)
Effect of exchange rate changes on cash and cash equivalents	—	—	—	(1.8)	—	—	(1.8)
Net increase (decrease) in cash and cash equivalents	—	149.9	—	10.6	—	(4.1)	156.4
Cash and cash equivalents – beginning of period	—	196.5	—	14.0	—	(22.4)	188.1
Cash and cash equivalents – end of period	$—	$346.4	$—	$24.6	$—	$(26.5)	$344.5